7. SUBORDINATED DEBT: Maturity and redemption information relating to Subordinated Debt (Details) - Subordinated Debt	12 Months Ended
Dec. 31, 2021 USD ($)
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 29,692,344
Based on Maturity Date | 2021
Amount Maturing or Redeemable at Option of Holder	4,551,559
Based on Maturity Date | 2022
Amount Maturing or Redeemable at Option of Holder	6,816,867
Based on Maturity Date | 2023
Amount Maturing or Redeemable at Option of Holder	7,919,592
Based on Maturity Date | 2024
Amount Maturing or Redeemable at Option of Holder	10,404,326
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	29,692,344
Based on Interest Adjustment Period | 2021
Amount Maturing or Redeemable at Option of Holder	14,529,492
Based on Interest Adjustment Period | 2022
Amount Maturing or Redeemable at Option of Holder	8,784,519
Based on Interest Adjustment Period | 2023
Amount Maturing or Redeemable at Option of Holder	3,251,988
Based on Interest Adjustment Period | 2024
Amount Maturing or Redeemable at Option of Holder	$ 3,126,345